Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab® Dividend Equity Fund

(the fund)

Supplement dated September 27, 2019 to the fund’s currently effective

Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Statutory Prospectus and should be read in conjunction with the Summary Prospectus and Statutory Prospectus.

Effective November 26, 2019, the fund will expand its investment strategy to allow up to 20% of its net assets to be invested in the stocks of publicly traded companies located in countries other than the United States.

1.	Summary Prospectus

The Principal Investment Strategies section is deleted in its entirety and replaced with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund seeks to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. The fund also seeks to provide capital appreciation.

The fund primarily invests in U.S. companies, but may invest up to 20% of its net assets in the stocks of publicly traded companies located in countries other than the United States. The fund’s international investments will primarily be in stocks issued by companies located in developed market countries; however, it may also invest in stocks issued by companies located in emerging markets. Developed market countries include, but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The fund considers any country that is not a developed market country to be an emerging market country. The fund generally does not intend to hedge its exposure to foreign currencies. The fund may invest in companies of all sizes.

The portfolio managers seek to assemble a portfolio that provides a higher dividend yield than, and maintains volatility similar to that of, the fund’s comparative index, the Russell 1000® Value Index (the Index).

To aid its U.S. stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 of the largest (by market cap) U.S.-traded stocks. To aid its international stock selection, the fund uses Charles Schwab & Co., Inc.’s (Schwab) proprietary international stock research. This research ranks stocks of foreign companies headquartered and trading in certain foreign countries. In addition to using Schwab Equity Ratings and Schwab’s proprietary international stock research, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.

Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings or by Schwab’s proprietary international stock research. As part of the portfolio construction process, the portfolio managers will purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings or by Schwab’s proprietary international stock research, such as for purposes of diversification, or for managing the fund’s liquidity, turnover, or volatility relative to the Index. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include some lower-rated stocks and stocks that are not rated by Schwab Equity Ratings or Schwab’s proprietary international stock research. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers use the portfolio optimization process to seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

For more information on Schwab Equity Ratings and Schwab’s proprietary international stock research, please see the “More About Schwab’s Research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs may rise, which may lower fund performance and may increase the likelihood of capital gains distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

The following risks are added to the “Principal Risks” section of the fund’s Summary Prospectus.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Dividend Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB CAPITAL TRUST

Schwab® Dividend Equity Fund

(the fund)

Supplement dated September 27, 2019 to the fund’s currently effective

Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Statutory Prospectus and should be read in conjunction with the Summary Prospectus and Statutory Prospectus.

Effective November 26, 2019, the fund will expand its investment strategy to allow up to 20% of its net assets to be invested in the stocks of publicly traded companies located in countries other than the United States.

1.	Summary Prospectus

The Principal Investment Strategies section is deleted in its entirety and replaced with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in dividend paying common and preferred stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund seeks to provide current income from dividends that are eligible for the reduced tax rate on qualified dividend income. The fund also seeks to provide capital appreciation.

The fund primarily invests in U.S. companies, but may invest up to 20% of its net assets in the stocks of publicly traded companies located in countries other than the United States. The fund’s international investments will primarily be in stocks issued by companies located in developed market countries; however, it may also invest in stocks issued by companies located in emerging markets. Developed market countries include, but are not limited to, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The fund considers any country that is not a developed market country to be an emerging market country. The fund generally does not intend to hedge its exposure to foreign currencies. The fund may invest in companies of all sizes.

The portfolio managers seek to assemble a portfolio that provides a higher dividend yield than, and maintains volatility similar to that of, the fund’s comparative index, the Russell 1000® Value Index (the Index).

To aid its U.S. stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 of the largest (by market cap) U.S.-traded stocks. To aid its international stock selection, the fund uses Charles Schwab & Co., Inc.’s (Schwab) proprietary international stock research. This research ranks stocks of foreign companies headquartered and trading in certain foreign countries. In addition to using Schwab Equity Ratings and Schwab’s proprietary international stock research, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.

Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings or by Schwab’s proprietary international stock research. As part of the portfolio construction process, the portfolio managers will purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings or by Schwab’s proprietary international stock research, such as for purposes of diversification, or for managing the fund’s liquidity, turnover, or volatility relative to the Index. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks; however, the portfolio will usually include some lower-rated stocks and stocks that are not rated by Schwab Equity Ratings or Schwab’s proprietary international stock research. The portfolio managers will consider the current market environment and any potential negative impact on the fund in determining when to sell a downgraded stock.

The fund uses a portfolio optimization process to assist in constructing the portfolio. The portfolio managers use the portfolio optimization process to seek to build a portfolio they believe will provide the optimal balance between risk and expected return, subject to parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.

For more information on Schwab Equity Ratings and Schwab’s proprietary international stock research, please see the “More About Schwab’s Research” section in the prospectus.

The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs may rise, which may lower fund performance and may increase the likelihood of capital gains distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

The following risks are added to the “Principal Risks” section of the fund’s Summary Prospectus.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.